Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation
Basis of Presentation
The accompanying consolidated financial statements include those of the Company and its subsidiaries, MoonLake AG and MoonLake Immunotherapeutics Ltd., after elimination of all intercompany accounts and transactions. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
Pursuant to ASC 805, for financial accounting and reporting purposes, MoonLake AG was deemed the accounting acquirer and Helix was treated as the accounting acquiree, and the Business Combination was accounted for as a reverse recapitalization. Accordingly, the Business Combination was treated as the equivalent of MoonLake AG issuing shares for the net assets of Helix, accompanied by a recapitalization. The net assets of Helix were stated at historical costs, with no goodwill or other intangible assets recorded, and are consolidated with MoonLake AG’s financial statements on the Closing Date.
In accordance with the Business Combination Agreement, the ML Parties received 33.638698 Ordinary Shares in the Company for every MoonLake AG Common Share or Series A Preferred Share (the “Exchange Ratio”). The BVF Shareholders received 18,501,284 Class A Ordinary Shares whereas the rest of the ML Parties (excluding the BVF Shareholders) received 15,775,472 Class C Ordinary Shares which can be converted into Class A Ordinary Shares at the discretion of the shareholder (refer to Note 12 — Shareholders’ Equity (Deficit) for further details on the classes of ordinary shares). The number of shares, and the number of shares within the net income (loss) per share held by the ML Parties in MoonLake AG prior to the Business Combination have been adjusted by the Exchange Ratio to reflect the equivalent number of ordinary shares in the Company (identified as “the equivalent of” throughout these consolidated financial statements).
Certain MoonLake AG shareholders (ML Parties other than the BVF Shareholders), did not exchange their shares in MoonLake AG for Class A Ordinary Shares in the Company and therefore continued to hold an economic interest in MoonLake AG and Class C Ordinary Shares in the Company. The Company recognized a noncontrolling interest equal to the ML Parties’ (other than the BVF Shareholders) proportionate interest in the net assets of MoonLake AG.
All amounts are presented in U.S. Dollar (“$”), unless otherwise indicated. The term “Swiss franc” and “CHF” refer to the legal currency of Switzerland, and “€” refers to Euros.

Use of estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses. The significant judgments, estimates and assumptions relevant to the Company relate to:
•determining whether the in-process research and development expenditure (“IPR&D”) has an alternative future use;
•estimating the fair value of the portion of the aggregate purchase price relating to its own shares in connection with the acquisition of the in-license agreement;
•determining assumptions used in determining the fair value of share-based compensation;
•estimating the recoverability of the deferred tax asset; and
•estimating the amount of accruals in connection with the completion of clinical trial milestones.
The Company bases its judgments and estimates on various factors and information, which may include, but are not limited to, the Company’s forecasts and future plans, current economic conditions and observable market-based transactions of its own shares, the results of which form the basis for making judgments about the carrying value of assets and liabilities and recorded amounts of expenses that are not readily apparent from other sources. To the extent there are material differences between the Company’s estimates and the actual results, the Company’s future results of operation may be affected.

Cash and cash equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value. As of December 31, 2022, the Company considers $19.9 million of short-term marketable debt securities in the form of eurocommercial papers to be cash equivalents. As of December 31, 2021, the Company did not have any cash equivalents.

Marketable securities and short-term investments
Marketable securities and short-term investments
The Company invests in short-term marketable securities in the form of debt securities. At the time of purchase, the Company assesses whether such debt security should be classified as held-to-maturity or available-for-sale debt securities.
Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity debt securities are carried at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in “Interest and dividend income” Marketable debt securities not classified as held-to-maturity are classified as available-for-sale and reported at fair value.
Net unrealized gains and losses on available-for-sale debt securities are excluded from the determination of earnings and are instead recognized in the “Accumulated other comprehensive income (loss)” component of shareholder’ equity (deficit) until realized. Realized gains and losses on available-for-sale debt securities are computed based upon the historical cost of these securities, using the specific identification method.
A decline in the fair value of any security below cost that is deemed other than temporary results in a charge to earnings and the corresponding establishment of a new cost basis for the security. Dividend and interest income are recognized when earned. Realized gains and losses are included in earnings and the cost of securities sold is determined using the specific-identification method.
Marketable debt securities are classified as either “Cash and cash equivalents” or “Short‑term marketable debt securities” according to their original maturity at the time of acquisition.

Concentration of credit risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a large financial institution which, at times, may exceed the CHF 100,000 deposit protection limit. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. Further, the Company's investment strategy for cash (in excess of current business requirements) is set to invest in short-term securities. Management actively monitors credit risk in the investment portfolio. Credit risk exposures are controlled in accordance with policies approved by the board of directors to identify, measure, monitor and control credit risks.
Fair value measurements
Fair Value Measurements
The Company follows the guidance included in ASC 820, Fair Value Measurement. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
There are three levels of inputs to fair value measurements:
•Level 1, meaning the use of quoted prices for identical instruments in active markets;
•Level 2, meaning the use of quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable; and
•Level 3, meaning the use of unobservable inputs. Observable market data is used when available.
Transfers between Levels 1, 2 or 3 within the fair value hierarchy are recognized at the end of the reporting period when the respective transaction occurred.
Segment information
Segment Information
The Company operates as a single operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, manages the Company’s operations on a stand-alone basis for the purposes of allocating resources, and assessing financial performance.

Property and equipment
Property and Equipment
Property and equipment, net is stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method based on the estimated useful lives of three to five years. As of December 31, 2022, property and equipment, net relates to information technology and office equipment.

Research and development contract costs and accruals
Research and Development Contract Costs and Accruals
Research and development expenses include employee payroll, consulting, contract research and contract manufacturing costs attributable to research and development activities and are expensed as incurred.
Upfront payments and milestone payments made for the licensing of technology are expensed as research and development expenses in the period in which it is probable that a liability has been incurred. Advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. The prepaid amounts are expensed as the related goods are delivered or the services are performed.
The Company has entered into various research and development contracts with companies both inside and outside of the United States. These agreements are generally cancellable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Share-based transaction
Share-Based Transaction
Goods or services received in a share-based payment transaction are measured using a fair value-based measure.
Stock-Based Compensation
The Company recognizes compensation expense based on estimated fair values for all stock-based payment awards made to eligible employees, members of the board of directors and independent contractors that are expected to vest.
The valuation of stock option awards is determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the Company to make assumptions and judgements about the inputs used in the calculations, such as the fair value of the common stock, expected term, expected volatility of the Company’s common stock, risk-free interest rate and expected dividend yield. The valuation of restricted stock awards is measured by the fair value of the Company’s common stock on the date of the grant.
For all stock options granted, the Company calculated the expected term as the period that share-based awards are expected to be outstanding. The estimate of expected volatility is based on comparative companies’ volatility within the Company's industry. The risk-free rate is based on the yield available on United States Treasury zero-coupon issues corresponding to the expected term of the award.
The fair value of the common stock granted under the ESPP has historically been estimated by management with reference to the market-based transaction with the other Series A Preferred Shares Investors, as there was no public market for the common stock.
Share-based payment arrangements are accounted for under the fair value method. Total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in earnings over the period the employees are required to render service. The Company recognizes compensation cost only for those awards expected to meet the service conditions on a straight-line basis over the requisite service period of the award.

Foreign currency
Foreign Currency
The functional currency of the Company and its subsidiaries is the U.S. dollar. Balances and transactions denominated in foreign currencies are converted as follows: monetary assets and liabilities are translated using exchange rates in effect at the balance sheet dates and non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expenses are translated at the daily exchange rate on the respective accounting date.
Gains or losses from foreign currency translation are included in the consolidated statement of operations. The Company recognized foreign currency transaction gain of $325,317 for the year ended December 31, 2022 (“the period ended December 31, 2022”) and a foreign currency transaction loss of $59,660 for the period ended December 31, 2021.

Income taxes
Income Taxes
The Company accounts for income taxes by using the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to the extent it is more likely than not that all or a portion of the Company's deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

Net loss per Class A Ordinary Shares
Net Loss per Class A Ordinary Shares
Basic net loss per Class A Ordinary Share is calculated using the two-class method under which earnings are allocated to both Class A Ordinary Shares and participating securities. Basic net loss per share is calculated by dividing the net loss attributable to Class A Ordinary Shares by the weighted-average number of Class A Ordinary Shares outstanding for the period. The diluted net loss per Class A Ordinary Share is computed by dividing the net loss using the weighted-average number of Class A Ordinary Shares and, if dilutive, potential Class A Ordinary Shares outstanding during the period.
In periods in which the Company reports a net loss attributable to shareholders of Class A Ordinary Shares, diluted net loss per share attributable to shareholders of Class A Ordinary Shares is the same as basic net loss per share attributable to shareholders of Class A Ordinary Shares, since dilutive Class A Ordinary Shares are not assumed to be outstanding if their effect is anti-dilutive.
Acquisitions
Acquisitions
The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first assessing whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The Company acquired the Sonelokimab program (the “SLK Program”) during the period ended December 31, 2021 and determined that substantially all of the fair value of the gross assets acquired related to IPR&D of SLK. Therefore, this transaction was accounted for as an asset acquisition.
IPR&D represents incomplete technologies that the Company acquires, which at the time of acquisition, are still under development and have no alternative future use. The fair value of such technologies is expensed upon acquisition. A technology is considered to have an alternative future use if it is probable that the Company will use the asset in its current, incomplete state as it existed at the acquisition date, in another research and development project that has not yet commenced, and economic benefit is anticipated from that use. If a technology is determined to have an alternative future use, then the fair value of the program would be recorded as an asset on the balance sheet rather than expensed.
Contingent consideration payments (for example milestone payments due upon the occurrence of a specific event) in asset acquisitions are recognized in the period in which it is probable that a liability has been incurred (unless the contingent consideration meets the definition of a derivative, in which case the amount becomes part of the cost in the asset acquired). Upon recognition of the contingent consideration payment, the amount is expensed if it relates to IPR&D or capitalized if it relates to a developed product which is generally considered to be when clinical trials have been completed and regulatory approval obtained.
Future royalty payments due on net sales will be recognized in cost of goods sold when net sales are recognized.

Pension accounting
Pension Accounting
The Company accounts for pension assets and liabilities in accordance with ASC 715, Compensation – Retirement Benefits, which requires the recognition of the funded status of pension plans in the Company’s consolidated balance sheet. The liability in respect to defined benefit pension plans is the projected benefit obligation calculated annually by independent actuaries using the projected unit credit method. The projected benefit obligation as of December 31, 2022 represents the actuarial present value of the estimated future payments required to settle the obligation that is attributable to employee services rendered before that date. Service costs for such pension plans, represented in the net periodic benefit cost, are included in the personnel expenses of the various functions where the employees are engaged. The other components of net benefit cost are included in the consolidated statement of operations separately from the service cost component, in “other income (expenses), net.” Plan assets are recorded at their fair value.
Gains or losses arising from plan curtailments or settlements are accounted for at the time they occur. Any net pension asset is limited to the present value of the future economic benefits available to the Company in the form of refunds from the plan or expected reductions in future contributions to the plan. Actuarial gains and losses arising from differences between the actual and the expected return on plan assets are recognized in accumulated other comprehensive income (loss).
Recently adopted and issued accounting pronouncements not yet adopted
Recently Adopted Accounting Pronouncements
Leases
In February 2016, the FASB issued ASU No. 2016-02, Leases Topic 842 (“ASU 2016-02”). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC 840, Leases. ASU 2016-02 requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. ASU 2016-02 is effective for fiscal years beginning after December 15, 2021, and for interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted.
In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, which allows entities to elect a modified retrospective transition method where entities may continue to apply the existing lease guidance during the comparative periods and apply the new lease requirements through a cumulative effect adjustment in the period of adoptions rather than in the earliest period presented.
The Company determines if an arrangement is or contains a lease at contract inception. For these arrangements, it is evaluated if the arrangement involves an identified asset that is physically distinct or whether the Company has the right to substantially all of the capacity of an identified asset that is not physically distinct. In arrangements that involve an identified asset, there is also judgment in evaluating if the Company has the right to direct the use of that asset.
MoonLake does not have any finance leases. The Company only has one operating lease related to the office space located in Dorfstrasse 29, 6300, Zug, Switzerland. The operating lease is recognized over a straight-line basis over the lease term commencing on the date the Company has the right to use the leased property. Right-of-Use (“RoU”) assets and lease liabilities are measured at the lease commencement date based on the present value of the remaining lease payments over the lease term, determined using the discount rate for the lease at the commencement date. Because the rate implicit in the leases is not readily determinable, the Company uses the incremental borrowing rate as the discount rate, which approximates the interest rate at which the Company could borrow on a collateralized basis with similar terms and payments and in similar economic environments.
Leases with an initial term of 12 months or less and that do not have the option to purchase the underlying asset are not recorded on the balance sheet, with lease expense for these leases recognized on a straight-line basis over the lease term commencing on the date the Company has the right to use the leased property.
Recently Issued Accounting Pronouncements not yet Adopted
The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). As such the Company is eligible for exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies, including reduced reporting and extended transition periods to comply with new or revised accounting standards for public business entities. The Company has elected to avail itself of this exemption and, therefore, will not be subject to the timeline for adopting new or revised accounting standards for public business entities that are not emerging growth companies, and will follow the transition guidance applicable to private companies.
Recently issued accounting pronouncements not yet adopted, that the Company plans to adopt, are not expected to have a material impact on the Company’s consolidated financial position, operating results, cash flows, or disclosures.